Lease - Schedule of changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Right-of-use assets
Right-of-use assets at beginning of period			$ 4,308	$ 7,071
Acquisitions				1,069
Depreciation	$ (364)	$ (366)	(940)	(1,610)
Acquired from business combination			1,163
Reassessment				(2,067)
Translation differences			151	184
Right-of-use assets at end of period	4,682	4,647	4,682	4,647
Lease liabilities
Lease liabilities at beginning of period			4,673	7,577
Acquisitions				891
Acquired from business combination			1,232
Reassessment				(2,125)
Interest expense relating to lease liabilities			197	311
Payments of lease liabilities			(1,046)	(1,766)
Translation differences			167	(218)
Lease liabilities at end of period	$ 5,223	$ 4,670	$ 5,223	$ 4,670